Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Reverse Stock Split on Earnings Per Share

The following table presents the impact of the reverse share splits on earnings per share:

Year ended	As Previously Reported	Adjusted for Reverse Share Split
Earnings per share – basic and diluted*

December 31, 2022 (RM)	0.59	614.70
December 31, 2023 (RM)	0.97	919.14

Weighted average number of ordinary shares used in computing earnings – basic and diluted*

December 31, 2022 (Number of ordinary shares)	34,412,259	35,115
December 31, 2023 (Number of ordinary shares)	36,802,804	38,804